Schedule of Estimated Useful Lives of Intangible Assets (Details)	Dec. 31, 2023
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets	3 years